STOCKHOLDERS' EQUITY (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 09, 2021	Dec. 31, 2020
Stockholders' Equity [Abstract]
Preferred stock, shares authorized (in shares)	1,000,000		1,000,000
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Minimum percentage of common stock voting required to amend	90.00%
Stock conversion basis at time of business combination	1
Stock conversion percentage threshold	20.00%
Class A Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	200,000,000		200,000,000
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	13,225,000		13,225,000
Common stock, shares outstanding (in shares)	13,225,000		13,225,000
Common stock, shares issued (in shares)	0		0
Common stock, shares outstanding (in shares)	0		0
Class B Common Stock [Member]
Stockholders' Equity [Abstract]
Common stock, shares authorized (in shares)	20,000,000		20,000,000
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Voting right per share	one vote
Common stock, shares issued (in shares)	3,306,250		3,306,250
Common stock, shares outstanding (in shares)	3,306,250		3,306,250